Property And Equipment, Net	12 Months Ended
Dec. 31, 2015
Property And Equipment, Net [Abstract]
Property And Equipment, Net

(6) Property and Equipment, Net

The following is a summary of the components of property and equipment as of December 31, 2015 and 2014:

	2015	2014
	(In thousands)
ATM equipment and related costs	$588,488	$512,001
Technology assets	83,716	71,399
Office furniture, fixtures, and other	64,006	89,696
Total	736,210	673,096
Less accumulated depreciation	(360,722)	(337,301)
Net property and equipment	$375,488	$335,795

The property and equipment balances include deployments in process, as discussed in Note 1(i). Property and Equipment, Net, of $43.6 million and $16.4 million as of December 31, 2015 and 2014, respectively.